AMG Systematica Managed Futures Strategy Fund
Consolidated Schedule of Portfolio Investments (unaudited)
June 30, 2025
	Principal Amount	Value
Short-Term Investments - 85.4%
Repurchase Agreements - 85.4%
Fixed Income Clearing Corp., dated 06/30/25, due 07/01/25, 4.100% total to be received $4,534,516 (collateralized by a U.S. Treasury Note, 4.500%, 05/31/29, totaling $4,624,774)	$4,534,000	$4,534,000

Total Short-Term Investments (Cost $4,534,000)		4,534,000
Value

Total Investments - 85.4% (Cost $4,534,000)	$4,534,000
Derivatives - 2.0%[1]	107,909
Other Assets, less Liabilities - 12.6%[2]	668,626
Net Assets - 100.0%	$5,310,535

[1]	Includes Futures Contracts, Forward Foreign Currency Exchange Contracts and Forward Commodity Exchange Contracts. Please refer to the Open Futures Contracts table, Open Forward Foreign Currency Exchange Contracts table and Open Forward Commodity Exchange Contracts table for the details.
[2]	Includes cash deposits for futures contracts and forward commodity exchange contracts of $687,506, and cash deposits for forward foreign currency exchange contracts of $50,000, which equates to 13.9% of net assets.
Open Futures Contracts
Description	Currency	Number of Contracts	Position	Expiration Date	Current Notional Amount	Value and Unrealized Gain/(Loss)
3 Month Euribor	EUR	6	Long	12/13/27	$1,728,141	$(901)
3 Month Secured Overnight Financing Rate	USD	1	Long	06/20/28	241,825	574
3 Month Secured Overnight Financing Rate	USD	1	Long	09/19/28	241,688	436
3 Month Secured Overnight Financing Rate	USD	1	Long	03/14/28	241,962	511
3 Month Secured Overnight Financing Rate	USD	1	Long	06/18/29	241,338	174
3 Month Secured Overnight Financing Rate	USD	1	Long	09/18/29	241,213	186
3 Month Secured Overnight Financing Rate	USD	1	Long	12/19/28	241,575	436
3 Month Secured Overnight Financing Rate	USD	1	Long	03/20/29	241,463	211
90 Day Bank Accepted Bill	AUD	1	Long	09/11/25	652,806	(17)
Australian 10 Year Treasury Bond	AUD	5	Long	09/15/25	377,183	1,243
Australian 3 Year Treasury Bond	AUD	25	Long	09/15/25	1,772,744	5,103
Canola[1]	CAD	6	Long	11/14/25	62,540	(2,002)
Copper[1]	USD	2	Long	09/26/25	254,125	9,471
EURO STOXX 50	EUR	3	Long	09/19/25	188,248	(868)
Euro-Bobl	EUR	1	Long	09/08/25	138,621	(672)
Euro-BTP	EUR	3	Long	09/08/25	427,596	1,177
Euro-OAT	EUR	2	Long	09/08/25	291,755	(1,744)
Euro-Schatz	EUR	3	Long	09/08/25	379,005	(296)
FTSE 100 Index	GBP	3	Long	09/19/25	361,947	(4,923)
FTSE China A50 Index	USD	32	Long	07/30/25	428,416	(6,588)
FTSE Taiwan Index	USD	2	Long	07/30/25	145,880	194
Gold[1]	USD	1	Long	08/27/25	330,770	11,578
Hang Seng China Enterprises Index	HKD	2	Long	07/30/25	110,434	(2,232)
Hang Seng Index	HKD	1	Long	07/30/25	153,402	(2,379)

AMG Systematica Managed Futures Strategy Fund
Consolidated Schedule of Portfolio Investments (continued)
Description	Currency	Number of Contracts	Position	Expiration Date	Current Notional Amount	Value and Unrealized Gain/(Loss)
Korea 10 Year Government Bond	KRW	1	Long	09/16/25	$87,752	$362
Korea 3 Year Government Bond	KRW	16	Long	09/16/25	1,271,488	1,986
Lean Hogs[1]	USD	4	Long	08/14/25	172,000	2,601
MSCI Singapore Index	SGD	5	Long	07/30/25	161,718	1,054
NIFTY 50 Index	USD	5	Long	07/31/25	256,010	3,196
S&P/TSX 60 Index Standard	CAD	3	Long	09/18/25	704,975	6,694
SFE SPI 200 Index	AUD	4	Long	09/18/25	561,863	(39)
Short-Term Euro-BTP	EUR	16	Long	09/08/25	2,034,461	(2,161)
Silver[1]	USD	2	Long	09/26/25	361,720	(8,009)
Soybean Oil[1]	USD	5	Long	12/12/25	158,250	6,846
Topix Index	JPY	1	Long	09/11/25	198,292	4,909
U.S. Treasury 10 Year Note	USD	1	Long	09/19/25	112,125	327
U.S. Treasury 2 Year Note	USD	1	Long	09/30/25	208,023	15
U.S. Treasury 5 Year Note	USD	3	Long	09/30/25	327,000	497
Canadian 10 Year Government Bond	CAD	7	Short	09/18/25	(627,134)	(4,493)
Corn[1]	USD	19	Short	12/12/25	(404,225)	12,881
Hard Red Winter Wheat[1]	USD	4	Short	09/12/25	(105,350)	5,104
Japan 10 Year Government Bond	JPY	1	Short	09/12/25	(965,383)	(2,606)
Long Gilt	GBP	1	Short	09/26/25	(127,698)	301
Natural Gas[1]	USD	1	Short	07/29/25	(34,560)	(132)
Natural Gas[1]	USD	1	Short	08/27/25	(34,900)	(282)
Natural Gas[1]	USD	1	Short	09/26/25	(35,930)	(132)
OMX Stockholm 30	SEK	4	Short	07/18/25	(105,402)	(1,250)
SET50 Index	THB	54	Short	09/29/25	(233,516)	5,373
Soybean Meal[1]	USD	7	Short	12/12/25	(202,510)	11,724
Sugar #11[1]	USD	12	Short	09/30/25	(217,728)	8,731
U.S. Treasury Long Bond	USD	1	Short	09/19/25	(115,469)	(3,000)
U.S. Treasury Ultra Bond	USD	1	Short	09/19/25	(119,125)	(5,141)
Wheat[1]	USD	3	Short	09/12/25	(80,738)	1,168
					Total	$55,196

[1]	Investment is held by AMG Systematica Subsidiary Fund I, a wholly-owned subsidiary of AMG Systematica Managed Futures Strategy Fund.

CURRENCY ABBREVIATIONS:
AUD	Australian Dollar
CAD	Canadian Dollar
EUR	Euro Dollar
GBP	British Pound
HKD	Hong Kong Dollar
JPY	Japanese Yen
KRW	South Korean Won
SEK	Sweden Krona

AMG Systematica Managed Futures Strategy Fund
Consolidated Schedule of Portfolio Investments (continued)
SGD	Singapore Dollar
THB	Thai Baht
USD	U.S. Dollar
Open Forward Foreign Currency Exchange Contracts
Currency Purchased	Amount	Currency Sold	Amount	Expiration	Counterparty	Unrealized Appreciation/ Depreciation
Australian Dollar	100,000	U.S. Dollar	65,308	07/01/25	UBS AG	$508
Australian Dollar	46,170	U.S. Dollar	30,026	07/16/25	UBS AG	370
Australian Dollar	66,667	U.S. Dollar	43,445	07/16/25	UBS AG	446
Australian Dollar	88,888	U.S. Dollar	57,808	07/16/25	UBS AG	713
Australian Dollar	100,000	U.S. Dollar	65,137	07/16/25	UBS AG	699
Australian Dollar	53,830	U.S. Dollar	34,976	07/16/25	UBS AG	464
Australian Dollar	100,000	U.S. Dollar	64,974	07/16/25	UBS AG	862
Australian Dollar	100,000	U.S. Dollar	65,374	07/16/25	UBS AG	462
Australian Dollar	100,000	U.S. Dollar	65,349	07/16/25	UBS AG	488
Australian Dollar	44,445	U.S. Dollar	28,987	07/16/25	UBS AG	274
Canadian Dollar	974	U.S. Dollar	713	07/02/25	UBS AG	3
Canadian Dollar	2,244	U.S. Dollar	1,642	07/02/25	UBS AG	6
Canadian Dollar	135,408	U.S. Dollar	99,140	07/16/25	UBS AG	384
Canadian Dollar	341,333	U.S. Dollar	249,819	07/16/25	UBS AG	1,058
Canadian Dollar	137,279	U.S. Dollar	100,487	07/16/25	UBS AG	412
Canadian Dollar	781	U.S. Dollar	572	07/16/25	UBS AG	2
Canadian Dollar	2,157	U.S. Dollar	1,584	07/16/25	UBS AG	1
Canadian Dollar	341,332	U.S. Dollar	250,031	07/16/25	UBS AG	845
Canadian Dollar	3,550	U.S. Dollar	2,590	07/16/25	UBS AG	19
Canadian Dollar	3,916	U.S. Dollar	2,855	07/16/25	UBS AG	23
Canadian Dollar	140,448	U.S. Dollar	102,836	07/16/25	UBS AG	393
Canadian Dollar	3,005	U.S. Dollar	2,195	07/16/25	UBS AG	14
Canadian Dollar	686	U.S. Dollar	503	07/16/25	UBS AG	1
Canadian Dollar	3,218	U.S. Dollar	2,362	07/16/25	UBS AG	3
Swiss Franc	3,674	U.S. Dollar	4,607	07/01/25	UBS AG	24
Swiss Franc	6	U.S. Dollar	8	07/02/25	UBS AG	0[1]
Swiss Franc	85	U.S. Dollar	106	07/02/25	UBS AG	1
Swiss Franc	263	U.S. Dollar	329	07/02/25	UBS AG	2
Swiss Franc	1	U.S. Dollar	1	07/02/25	UBS AG	0[1]
Swiss Franc	1,599	U.S. Dollar	1,964	07/16/25	UBS AG	56
Swiss Franc	2,268	U.S. Dollar	2,784	07/16/25	UBS AG	81
Swiss Franc	2,514	U.S. Dollar	3,068	07/16/25	UBS AG	107
Swiss Franc	651	U.S. Dollar	799	07/16/25	UBS AG	23
Swiss Franc	1,196	U.S. Dollar	1,464	07/16/25	UBS AG	47
Swiss Franc	82,756	U.S. Dollar	101,667	07/16/25	UBS AG	2,855
Swiss Franc	205,585	U.S. Dollar	251,613	07/16/25	UBS AG	8,044

AMG Systematica Managed Futures Strategy Fund
Consolidated Schedule of Portfolio Investments (continued)
Currency Purchased	Amount	Currency Sold	Amount	Expiration	Counterparty	Unrealized Appreciation/ Depreciation
Swiss Franc	205,585	U.S. Dollar	251,870	07/16/25	UBS AG	$7,788
Swiss Franc	696	U.S. Dollar	872	07/16/25	UBS AG	7
Swiss Franc	80,781	U.S. Dollar	99,678	07/16/25	UBS AG	2,349
Euro	36,423	U.S. Dollar	42,690	07/01/25	UBS AG	218
Euro	24,403	U.S. Dollar	28,599	07/01/25	UBS AG	149
Euro	25,751	U.S. Dollar	30,183	07/01/25	UBS AG	153
Euro	13,423	U.S. Dollar	15,734	07/01/25	UBS AG	79
Euro	100,000	U.S. Dollar	115,321	07/16/25	UBS AG	2,607
Euro	200,000	U.S. Dollar	232,389	07/16/25	UBS AG	3,466
Euro	100,000	U.S. Dollar	115,449	07/16/25	UBS AG	2,479
Euro	500,000	U.S. Dollar	572,231	07/16/25	UBS AG	17,406
Euro	100,000	U.S. Dollar	117,474	07/16/25	UBS AG	454
British Pound	156,709	U.S. Dollar	212,559	07/16/25	UBS AG	2,564
British Pound	156,708	U.S. Dollar	212,625	07/16/25	UBS AG	2,497
British Pound	186,583	U.S. Dollar	252,329	07/16/25	UBS AG	3,803
Japanese Yen	117,439	U.S. Dollar	816	07/01/25	UBS AG	(0)[1]
Japanese Yen	44,684	U.S. Dollar	309	07/02/25	UBS AG	1
Japanese Yen	14,448,000	U.S. Dollar	100,000	07/02/25	UBS AG	354
Japanese Yen	144	U.S. Dollar	1	07/02/25	UBS AG	0[1]
Japanese Yen	40,072	U.S. Dollar	278	07/16/25	UBS AG	1
Japanese Yen	184,797	U.S. Dollar	1,295	07/16/25	UBS AG	(9)
Japanese Yen	360,628	U.S. Dollar	2,500	07/16/25	UBS AG	9
Japanese Yen	14,214,244	U.S. Dollar	98,901	07/16/25	UBS AG	(6)
Japanese Yen	14,707,373	U.S. Dollar	101,432	07/16/25	UBS AG	893
Japanese Yen	14,165,974	U.S. Dollar	98,863	07/16/25	UBS AG	(304)
Japanese Yen	209,216	U.S. Dollar	1,425	07/16/25	UBS AG	30
Japanese Yen	118,695	U.S. Dollar	827	07/16/25	UBS AG	(1)
Japanese Yen	28,364,589	U.S. Dollar	197,539	07/16/25	UBS AG	(195)
Japanese Yen	205,961	U.S. Dollar	1,429	07/16/25	UBS AG	4
Norwegian Krone	36,232	U.S. Dollar	3,602	07/01/25	UBS AG	(8)
Norwegian Krone	14,845	U.S. Dollar	1,477	07/02/25	UBS AG	(4)
Norwegian Krone	603,003	U.S. Dollar	59,842	07/16/25	UBS AG	(11)
Norwegian Krone	13,693	U.S. Dollar	1,361	07/16/25	UBS AG	(2)
Norwegian Krone	8,987	U.S. Dollar	902	07/16/25	UBS AG	(10)
Norwegian Krone	18,198	U.S. Dollar	1,810	07/16/25	UBS AG	(4)
Norwegian Krone	20,921	U.S. Dollar	2,083	07/16/25	UBS AG	(8)
Norwegian Krone	1,015,817	U.S. Dollar	101,058	07/16/25	UBS AG	(266)
Norwegian Krone	603,002	U.S. Dollar	59,683	07/16/25	UBS AG	148
Norwegian Krone	1,206,006	U.S. Dollar	119,535	07/16/25	UBS AG	128

AMG Systematica Managed Futures Strategy Fund
Consolidated Schedule of Portfolio Investments (continued)
Currency Purchased	Amount	Currency Sold	Amount	Expiration	Counterparty	Unrealized Appreciation/ Depreciation
Norwegian Krone	12,348	U.S. Dollar	1,222	07/16/25	UBS AG	$3
Norwegian Krone	386	U.S. Dollar	38	07/16/25	UBS AG	0[1]
Norwegian Krone	22,454	U.S. Dollar	2,220	07/16/25	UBS AG	8
Norwegian Krone	811,864	U.S. Dollar	80,291	07/16/25	UBS AG	264
Norwegian Krone	386	U.S. Dollar	38	07/16/25	UBS AG	(0)[1]
Norwegian Krone	2,882	U.S. Dollar	285	07/16/25	UBS AG	0[1]
Norwegian Krone	811,864	U.S. Dollar	80,575	07/16/25	UBS AG	(20)
Norwegian Krone	785	U.S. Dollar	78	07/16/25	UBS AG	0[1]
Norwegian Krone	40,914	U.S. Dollar	4,039	07/16/25	UBS AG	21
New Zealand Dollar	100,000	U.S. Dollar	60,682	07/02/25	UBS AG	277
New Zealand Dollar	50,000	U.S. Dollar	30,216	07/16/25	UBS AG	278
New Zealand Dollar	200,000	U.S. Dollar	120,865	07/16/25	UBS AG	1,111
New Zealand Dollar	100,000	U.S. Dollar	60,549	07/16/25	UBS AG	439
New Zealand Dollar	100,000	U.S. Dollar	60,137	07/16/25	UBS AG	851
New Zealand Dollar	100,000	U.S. Dollar	60,336	07/16/25	UBS AG	652
New Zealand Dollar	50,000	U.S. Dollar	30,273	07/16/25	UBS AG	221
New Zealand Dollar	100,000	U.S. Dollar	60,790	07/16/25	UBS AG	198
New Zealand Dollar	200,000	U.S. Dollar	121,092	07/16/25	UBS AG	885
Sweden Krona	12,752	U.S. Dollar	1,346	07/01/25	UBS AG	2
Sweden Krona	10	U.S. Dollar	1	07/01/25	UBS AG	0[1]
Sweden Krona	9	U.S. Dollar	1	07/02/25	UBS AG	0[1]
Sweden Krona	132	U.S. Dollar	14	07/02/25	UBS AG	(0)[1]
Sweden Krona	473	U.S. Dollar	50	07/02/25	UBS AG	(0)[1]
Sweden Krona	5,619	U.S. Dollar	591	07/16/25	UBS AG	4
Sweden Krona	17,206	U.S. Dollar	1,816	07/16/25	UBS AG	5
Sweden Krona	17,789	U.S. Dollar	1,856	07/16/25	UBS AG	26
Sweden Krona	60,759	U.S. Dollar	6,282	07/16/25	UBS AG	147
Sweden Krona	22,037	U.S. Dollar	2,303	07/16/25	UBS AG	28
Sweden Krona	1,910,352	U.S. Dollar	199,694	07/16/25	UBS AG	2,449
Sweden Krona	32,292	U.S. Dollar	3,363	07/16/25	UBS AG	54
Sweden Krona	1,910,352	U.S. Dollar	198,969	07/16/25	UBS AG	3,174
U.S. Dollar	65,359	Australian Dollar	100,000	07/01/25	UBS AG	(457)
U.S. Dollar	130,180	Australian Dollar	200,000	07/16/25	UBS AG	(1,492)
U.S. Dollar	64,765	Australian Dollar	100,000	07/16/25	UBS AG	(1,071)
U.S. Dollar	2,361	Canadian Dollar	3,218	07/02/25	UBS AG	(3)
U.S. Dollar	100,259	Canadian Dollar	136,800	07/16/25	UBS AG	(288)
U.S. Dollar	397	Canadian Dollar	543	07/16/25	UBS AG	(2)
U.S. Dollar	3,188	Canadian Dollar	4,374	07/16/25	UBS AG	(27)
U.S. Dollar	1,289	Canadian Dollar	1,750	07/16/25	UBS AG	3

AMG Systematica Managed Futures Strategy Fund
Consolidated Schedule of Portfolio Investments (continued)
Currency Purchased	Amount	Currency Sold	Amount	Expiration	Counterparty	Unrealized Appreciation/ Depreciation
U.S. Dollar	1,073	Canadian Dollar	1,458	07/16/25	UBS AG	$2
U.S. Dollar	895	Canadian Dollar	1,212	07/16/25	UBS AG	5
U.S. Dollar	97	Canadian Dollar	134	07/16/25	UBS AG	(1)
U.S. Dollar	2,184	Canadian Dollar	2,959	07/16/25	UBS AG	9
U.S. Dollar	5,612	Canadian Dollar	7,663	07/16/25	UBS AG	(20)
U.S. Dollar	4,588	Swiss Franc	3,672	07/01/25	UBS AG	(41)
U.S. Dollar	2	Swiss Franc	2	07/01/25	UBS AG	(0)[1]
U.S. Dollar	6,617	Swiss Franc	5,291	07/16/25	UBS AG	(66)
U.S. Dollar	5,610	Swiss Franc	4,539	07/16/25	UBS AG	(123)
U.S. Dollar	2,603	Swiss Franc	2,091	07/16/25	UBS AG	(38)
U.S. Dollar	4,616	Swiss Franc	3,674	07/16/25	UBS AG	(24)
U.S. Dollar	3,471	Swiss Franc	2,833	07/16/25	UBS AG	(107)
U.S. Dollar	454	Swiss Franc	372	07/16/25	UBS AG	(16)
U.S. Dollar	1,312	Swiss Franc	1,062	07/16/25	UBS AG	(30)
U.S. Dollar	102,056	Swiss Franc	82,515	07/16/25	UBS AG	(2,162)
U.S. Dollar	2,452	Swiss Franc	2,008	07/16/25	UBS AG	(84)
U.S. Dollar	1,231	Swiss Franc	1,009	07/16/25	UBS AG	(44)
U.S. Dollar	117,357	Euro	100,000	07/01/25	UBS AG	(446)
U.S. Dollar	43,136	Euro	36,753	07/02/25	UBS AG	(163)
U.S. Dollar	12,099	Euro	10,310	07/02/25	UBS AG	(47)
U.S. Dollar	23,586	Euro	20,098	07/02/25	UBS AG	(92)
U.S. Dollar	33,890	Euro	28,878	07/02/25	UBS AG	(132)
U.S. Dollar	4,652	Euro	3,961	07/02/25	UBS AG	(15)
U.S. Dollar	115,144	Euro	100,000	07/16/25	UBS AG	(2,783)
U.S. Dollar	117,325	Euro	100,000	07/16/25	UBS AG	(602)
U.S. Dollar	116,188	Euro	100,000	07/16/25	UBS AG	(1,740)
U.S. Dollar	115,662	Euro	100,000	07/16/25	UBS AG	(2,266)
U.S. Dollar	809	Japanese Yen	117,006	07/01/25	UBS AG	(4)
U.S. Dollar	3	Japanese Yen	433	07/01/25	UBS AG	(0)[1]
U.S. Dollar	97,853	Japanese Yen	14,119,818	07/16/25	UBS AG	(384)
U.S. Dollar	772	Japanese Yen	111,611	07/16/25	UBS AG	(5)
U.S. Dollar	101,557	Japanese Yen	14,705,194	07/16/25	UBS AG	(754)
U.S. Dollar	817	Japanese Yen	117,439	07/16/25	UBS AG	0[1]
U.S. Dollar	698	Japanese Yen	101,224	07/16/25	UBS AG	(6)
U.S. Dollar	227	Japanese Yen	32,621	07/16/25	UBS AG	0[1]
U.S. Dollar	102,554	Japanese Yen	14,753,726	07/16/25	UBS AG	(94)
U.S. Dollar	98,654	Japanese Yen	14,169,746	07/16/25	UBS AG	69
U.S. Dollar	465	Japanese Yen	66,671	07/16/25	UBS AG	2
U.S. Dollar	1	Norwegian Krone	10	07/01/25	UBS AG	0[1]

AMG Systematica Managed Futures Strategy Fund
Consolidated Schedule of Portfolio Investments (continued)
Currency Purchased	Amount	Currency Sold	Amount	Expiration	Counterparty	Unrealized Appreciation/ Depreciation
U.S. Dollar	3,586	Norwegian Krone	36,142	07/01/25	UBS AG	$0[1]
U.S. Dollar	8	Norwegian Krone	80	07/01/25	UBS AG	0[1]
U.S. Dollar	5,310	Norwegian Krone	52,406	07/16/25	UBS AG	110
U.S. Dollar	1,800	Norwegian Krone	17,823	07/16/25	UBS AG	31
U.S. Dollar	4,945	Norwegian Krone	49,962	07/16/25	UBS AG	(12)
U.S. Dollar	3,603	Norwegian Krone	36,232	07/16/25	UBS AG	8
U.S. Dollar	1,303	Norwegian Krone	13,006	07/16/25	UBS AG	13
U.S. Dollar	60,359	New Zealand Dollar	100,000	07/16/25	UBS AG	(629)
U.S. Dollar	60,240	New Zealand Dollar	100,000	07/16/25	UBS AG	(748)
U.S. Dollar	60,164	New Zealand Dollar	100,000	07/16/25	UBS AG	(824)
U.S. Dollar	1,342	Sweden Krona	12,762	07/01/25	UBS AG	(7)
U.S. Dollar	5,254	Sweden Krona	49,490	07/16/25	UBS AG	17
U.S. Dollar	2,929	Sweden Krona	28,103	07/16/25	UBS AG	(44)
U.S. Dollar	1,347	Sweden Krona	12,752	07/16/25	UBS AG	(2)
U.S. Dollar	444	Sweden Krona	4,213	07/16/25	UBS AG	(2)
U.S. Dollar	818	Sweden Krona	7,801	07/16/25	UBS AG	(7)
U.S. Dollar	494	Sweden Krona	4,700	07/16/25	UBS AG	(4)
U.S. Dollar	4,717	Sweden Krona	44,634	07/16/25	UBS AG	(6)
U.S. Dollar	2,075	Sweden Krona	19,857	07/16/25	UBS AG	(26)
U.S. Dollar	2,067	Sweden Krona	19,596	07/16/25	UBS AG	(7)
					Total	$59,848

[1]	Dollar figures shown as $0 and ($0) are less than $0.50 and ($0.50), respectively.
Open Forward Commodity Exchange Contracts 1
Settlement Date	Deliver	In Exchange For	Counterparty		Unrealized Appreciation (Depreciation)
07/16/25	LME Primary Aluminum 180 tonnes	United States Dollar $548,630	JPMorgan Chase		$(35,875)
07/16/25	United States Dollar $555,765	LME Primary Aluminum 180 tonnes	JPMorgan Chase		28,740
				Total	$(7,135)
1 Investments are held by AMG Systematica Subsidiary Fund I and are non-deliverable contracts that are settled with the counterparty in cash.

AMG Systematica Managed Futures Strategy Fund
Consolidated Schedule of Portfolio Investments (continued)
The following table summarizes the inputs used to value the Fund's investments by the fair value hierarchy levels as of June 30, 2025:
	Level 1	Level 2	Level 3	Total
Investments in Securities
Short-Term Investments
Repurchase Agreements	—	$4,534,000	—	$4,534,000
Total Investments in Securities	—	$4,534,000	—	$4,534,000
Financial Derivative Instruments - Assets
Commodity Futures Contracts	$70,104	—	—	$70,104
Equity Futures Contracts	21,420	—	—	21,420
Forward Commodity Exchange Contracts	28,740	—	—	28,740
Forward Foreign Currency Exchange Contracts	—	$78,643	—	78,643
Interest Rate Futures Contracts	13,539	—	—	13,539
Financial Derivative Instruments - Liabilities
Commodity Futures Contracts	(10,557)	—	—	(10,557)
Equity Futures Contracts	(18,279)	—	—	(18,279)
Forward Commodity Exchange Contracts	(35,875)	—	—	(35,875)
Forward Foreign Currency Exchange Contracts	—	(18,795)	—	(18,795)
Interest Rate Futures Contracts	(21,031)	—	—	(21,031)
Total Financial Derivative Instruments	$48,061	$59,848	—	$107,909
For the period ended June 30, 2025, there were no transfers in or out of Level 3.
For additional information about significant accounting policies, including valuation of investments, refer to the Fund’s most recent semi or annual report.